Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Due to related parties consists	Due to related parties consists of the following:
Name	Related party relationship	June 30, 2023	June 30, 2022
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$1,451,842	$282,336
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	21,943	28,884
Other shareholders	Shareholders of the Company	34,981	38,464
Total due to related parties		$1,508,766	$349,684